UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

April 18, 2020 to May 15, 2020

Commission File Number of issuing entity: 333-228697-01

Central Index Key Number of issuing entity: 0001771200

CF 2019-CF1 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-228697

Central Index Key Number of depositor: 0001515166

CCRE Commercial Mortgage Securities, L.P.

(Exact name of depositor as specified in its charter)

Cantor Commercial Real Estate Lending, L.P.

(Central Index Key Number: 0001558761)

Starwood Mortgage Capital LLC

(Central Index Key Number: 0001548405)

KeyBank National Association

(Central Index Key Number: 0001089877)

CIBC Inc.

(Central Index Key Number: 0001548567)

(Exact names of sponsors as specified in their respective charters)

Gary Stellato (212) 915-1276

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

83-4681914

83-4694811

84-1871022

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-7079

(Telephone number, including area code)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-SB	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-5	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
X-B	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 15, 2020, a distribution was made to holders of the certificates issued by CF 2019-CF1 Mortgage Trust.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by CCRE Commercial Mortgage Securities, L.P. (the “Depositor”) and held by CF 2019-CF1 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 5, 2020. The CIK number of the Depositor is 0001515166.

Cantor Commercial Real Estate Lending, L.P. (“CCRE”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 5, 2020. The CIK number of CCRE is 0001558761.

Starwood Mortgage Capital LLC (“SMC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 4, 2020. The CIK number of SMC is 0001548405.

KeyBank National Association (“KeyBank”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 7, 2020. The CIK number of KeyBank is 0001089877.

CIBC Inc. (“CIBC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on January 30, 2020. The CIK number of CIBC is 0001548567.

Item 1A. Asset-Level Information.

See the Asset Data File and the asset related document filed as Exhibit 102 and Exhibit 103, respectively, to the registrant’s Form ABS-EE filed on May 29, 2020 under Commission File No. 333-228697-01 and incorporated by reference herein.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

With respect to the pool assets for CF 2019-CF1 Mortgage Trust, there are no significant obligors within the meaning of Item 1101(k) of Regulation AB.

Item 7. Change in Sponsor Interest in Securities.

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

KeyBank National Association, in its capacity as Master Servicer for CF 2019-CF1 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	04/17/2020	$0.00
Current Distribution Date:	05/15/2020	$0.00

Loan Combination Custodial Account Balance (65 Broadway)
Prior Distribution Date:	04/17/2020	$0.00
Current Distribution Date:	05/15/2020	$0.00

Loan Combination Custodial Account Balance (AC by Marriott San Jose)
Prior Distribution Date:	04/17/2020	$0.00
Current Distribution Date:	05/15/2020	$0.00

*REO Account Balance
Prior Distribution Date:	04/17/2020	$0.00
Current Distribution Date:	05/15/2020	$0.00

*As provided by the Special Servicer

Citibank, N.A., in its capacity as Certificate Administrator for CF 2019-CF1 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	04/17/2020	$0.00
Current Distribution Date:	05/15/2020	$0.00

Interest Reserve Account Balance
Prior Distribution Date:	04/17/2020	$0.00
Current Distribution Date:	05/15/2020	$0.00

Excess Interest Distribution Account Balance
Prior Distribution Date:	04/17/2020	$0.00
Current Distribution Date:	05/15/2020	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date:	04/17/2020	$0.00
Current Distribution Date:	05/15/2020	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by CF 2019-CF1 Mortgage Trust, relating to the May 15, 2020 distribution.

(102): Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on May 29, 2020 under Commission File No. 333-228697-01 and incorporated by reference herein).

(103): Asset related document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on May 29, 2020 under Commission File No. 333-228697-01 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by CF 2019-CF1 Mortgage Trust, relating to the May 15, 2020 distribution.

Exhibit 102	Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on May 29, 2020 under Commission File No. 333-228697-01 and incorporated by reference herein).

Exhibit 103	Asset related document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on May 29, 2020 under Commission File No. 333-228697-01 and incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CCRE Commercial Mortgage Securities, L.P.
(Depositor)

/s/ Paul Vanderslice
Paul Vanderslice, CEO

Date: May 29, 2020